Income Taxes (Tables)	9 Months Ended
Sep. 30, 2013
Income Tax Disclosure [Abstract]
Loss Before Income Taxes

Loss before income taxes consisted of the following:

	Years Ended December 31,
	2010	2011	2012
	(In thousands)
Domestic	$(12,798)	$(10,966)	$(17,618)
Foreign	30	34	(90)

Loss before income taxes	$(12,768)	$(10,932)	$(17,708)

Income Tax Expense (Benefit) Differed From Amounts Computed By Applying Statutory Federal Income Tax Rate

Income tax expense (benefit) differed from the amounts computed by applying the statutory federal income tax rate of 34% to pretax loss as a result of the following:

	Years Ended December 31,
	2010	2011	2012
	(In thousands)
Income tax provision at statutory rate	$(4,341)	$(3,717)	$(6,021)
Nondeductible items	13	25	349
Change in tax credits	(251)	(202)	39
Change in valuation allowance	4,443	3,963	5,894
Other	136	(69)	(261)

	$—	$—	$—

Effect Of Temporary Differences And Carryforwards

The effect of temporary differences and carryforwards that give rise to deferred tax assets were as follows:

	December 31,
	2011	2012
	(In thousands)
Net operating loss carryforwards	$15,925	$21,569
Research and development tax credit carryforwards	800	761
Other	2,428	2,717

Total deferred tax assets	19,153	25,047
Less: Valuation allowance	(19,153)	(25,047)

Net deferred tax assets	$—	$—

Summary Of Changes In Deferred Tax Asset Valuation Allowance

The table below summarizes changes in the deferred tax asset valuation allowance:

	Balance at Beginning of Year	Changed to Costs and Expenses	Write-offs	Balance at End of Year
	(In thousands)
Deferred tax valuation allowance:
For year ended December 31, 2010	$10,747	$4,443	$—	$15,190
For year ended December 31, 2011	15,190	3,963	—	19,153
For year ended December 31, 2012	19,153	5,894	—	25,047

Total Balance Of Unrecognized Gross Tax Benefits

The total balance of unrecognized gross tax benefits was as follows:

	Years Ended December 31,
	2010	2011	2012
	(In thousands)
Unrecognized tax benefits at beginning of year	$137	$199	$267
Additions (reductions) based on current year tax positions	62	68	(14)

Unrecognized tax benefits at end of year	$199	$267	$253